Concentration and credit risk (Details Textuals 1) (Supplier concentration risk)	12 Months Ended
	Jun. 30, 2012 Suppliers	Jun. 30, 2011 Suppliers
Concentration Risk [Line Items]
Number of major suppliers	5	3
Cost of goods, total
Concentration Risk [Line Items]
Concentration risk, percentage	61.90%	32.90%
Cost of goods, total | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	15.80%	11.40%
Cost of goods, total | Supplier Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.70%	10.90%
Cost of goods, total | Supplier Three
Concentration Risk [Line Items]
Concentration risk, percentage	12.50%	10.60%
Cost of goods, total | Supplier Four
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%
Cost of goods, total | Supplier Five
Concentration Risk [Line Items]
Concentration risk, percentage	10.20%